SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Oct. 31, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	6,000
Options Exercisable, Weighted Average Remaining Life in Years	3 years 9 months 18 days
Options Exercisable, Number of Shares	6,000
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 10.46
Options Outstanding, Number of Shares	6,000
Options Exercisable, Weighted Average Remaining Life in Years	3 years 9 months 18 days
Options Exercisable, Number of Shares	6,000